Lease Liability	12 Months Ended
Dec. 31, 2023
Lease Liability
Lease Liability

7. Lease Liability

As of December 31, 2023, The Company’s undiscounted lease obligations consisted of the following:

	December 31,	December 31,
	2023	2022
Gross lease obligation – minimum lease payments
1 year	$393,673	$-
2- 3 years	73,588	-
4-5 years	-	-

Future interest expense on lease obligations	(41,927)	-
Total lease liability	425,334	-

Current lease liability	353,526	-
Non-current lease liability	71,808	-
Total lease liability	425,334	-